Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Israeli corporate income tax	24.00%	25.00%	26.50%
Description of corporate tax rate		The Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.
Carry forward tax losses, total	$ 30,000	$ 22,000
Due to capital losses	2,400	$ 2,400
NIS [Member]
Statement Line Items [Line Items]
Carry forward tax losses, total	105,000
Due to capital losses	$ 9,100